Exit or Disposal Activities (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Summary of the Activity and Remaining Liabilities Associated with Qualified Exit Costs
The following tables summarize the activity and remaining liabilities associated with qualified exit costs:

Exit Plan	Balance at December 31, 2017	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Balance at December 31, 2018
Administrative segment acquisition-related restructuring:
Severance and related costs	$6,019	$12,043	$(16,939)	$1,123
Other qualified exit costs	5,541	208	(1,503)	4,246
Performance Coatings Group facilities shutdown in 2018:
Severance and related costs		13	(13)	—
Other qualified exit costs		2,047	(1,426)	621
Performance Coatings Group branches shutdown in 2017:
Severance and related costs	14	274	(235)	53
Other qualified exit costs	121	338	(224)	235
Consumer Brands Group facilities shutdown in 2016:
Severance and related costs	21		(21)	—
Performance Coatings Group branches shutdown in 2016:
Severance and related costs				—
Other qualified exit costs	111		(77)	34
Severance and other qualified exit costs for facilities shutdown prior to 2016	1,558		(818)	740
Totals	$13,385	$14,923	$(21,256)	$7,052

Exit Plan	Balance at December 31, 2016	Acquired Balances	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Balance at December 31, 2017
Administrative segment Acquisition-related restructuring in 2017:
Severance and related costs		$3,303	$38,739	$(36,023)	$6,019
Other qualified exit costs		1,153	8,569	(4,181)	5,541
Performance Coatings Group stores shutdown in 2017:
Severance and related costs			14		14
Other qualified exit costs			129	(8)	121
Consumer Brands Group facilities shutdown in 2016:
Severance and related costs	$907		2,910	(3,796)	21
Performance Coatings Group stores shutdown in 2016:
Severance and related costs	136			(136)	—
Other qualified exit costs	269		97	(255)	111
The Americas Group stores shutdown in 2015:
Other qualified exit costs	195		20	(215)	—
Performance Coatings Group stores shutdown in 2015:
Other qualified exit costs	433		25	(446)	12
Severance and other qualified exit costs for facilities shutdown prior to 2015	1,908			(362)	1,546
Totals	$3,848	$4,456	$50,503	$(45,422)	$13,385

Exit Plan	Balance at December 31, 2015	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Balance at December 31, 2016
Consumer Brands Group facilities shutdown in 2016:
Severance and related costs		$1,020	$(113)	$907
Performance Coatings Group stores shutdown in 2016:
Severance and related costs		136		136
Other qualified exit costs		369	(100)	269
The Americas Group stores shutdown in 2015:
Other qualified exit costs	$12	481	(298)	195
Performance Coatings Group stores shutdown in 2015:
Severance and related costs	1,096		(1,096)	—
Other qualified exit costs	2,750	499	(2,816)	433
The Americas Group stores shutdown in 2014:
Other qualified exit costs	184		(81)	103
Consumer Brands Group facilities shutdown in 2014:
Severance and related costs	445		(46)	399
Other qualified exit costs	52		(39)	13
Performance Coatings Group exit of business in 2014:
Severance and related costs	430		(430)	—
Other qualified exit costs	353	430	(600)	183
Severance and other qualified exit costs for facilities shutdown prior to 2014	1,755	103	(648)	1,210
Totals	$7,077	$3,038	$(6,267)	$3,848